Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Parentheticals) (Details)		Sep. 30, 2025	Sep. 30, 2024
Series A Cumulative Convertible Preferred Stock [Member]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive effect, percentage	[1]	12.00%	12.00%

[1]	Represents the amount of potential common shares, if converted at each reported date.